International Socially Responsible Fund Expense Example - International Socially Responsible Fund - None	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	348
Expense Example, with Redemption, 10 Years	$ 790